Average Annual Total Returns{- Foreign Smaller Companies Series} - Templeton Institutional Funds-31 - Foreign Smaller Companies Series	Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	Advisor Class After Taxes on Distributions Past 1 year	Advisor Class After Taxes on Distributions Past 5 years	Advisor Class After Taxes on Distributions Past 10 years	Advisor Class After Taxes on Distributions and Sales Past 1 year	Advisor Class After Taxes on Distributions and Sales Past 5 years	Advisor Class After Taxes on Distributions and Sales Past 10 years	MSCI All Country World ex-US Small Cap Index-NR (index reflects no deduction for fees, expenses or taxes but are net dividend tax withholding) Past 1 year		MSCI All Country World ex-US Small Cap Index-NR (index reflects no deduction for fees, expenses or taxes but are net dividend tax withholding) Past 5 years		MSCI All Country World ex-US Small Cap Index-NR (index reflects no deduction for fees, expenses or taxes but are net dividend tax withholding) Past 10 years		MSCI All Country World ex-US Small Cap Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	MSCI All Country World ex-US Small Cap Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	MSCI All Country World ex-US Small Cap Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	8.95%	7.74%	6.54%	8.62%	6.42%	5.76%	5.51%	5.93%	5.23%	14.24%	[1]	9.37%	[1]	5.95%	[1]	14.67%	9.78%	6.33%

[1]

1. The MSCI All Country World ex-US Small Cap Index-NR (net of dividend tax withholding) is replacing the MSCI All Country World ex-US Small Cap Index (gross of taxes on dividends) as a primary benchmark because the investment manager believes that the actual withholding rates for the Fund are closer to the assumptions of the MSCI All Country World ex-US Small Cap Index-NR (net of dividend tax withholding).